Retirement obligations	12 Months Ended
Dec. 31, 2025
Retirement Obligation [Abstract]
Retirement obligations
Note 11. Retirement obligations
Accounting policies
Company employees receive the retirement benefits provided for by law in France:
•Lump-sum retirement benefit paid by the Company to employees upon retirement (defined benefit plan); and
•Pension benefits paid by social security agencies, which are financed through employer and employee contributions (State defined contribution plan).
The cost of retirement benefits payable under defined benefit plans is estimated using the projected credit unit cost method.
Past service cost related to non-vested benefits is recognized as an expense (increase in the benefits granted) or as income (reduction in the benefits granted) when the plan amendment or curtailment occurs. Actuarial gains and losses are recognized directly and in full in other comprehensive income (loss) under equity.
Retirement benefit obligations are measured at the present value of future estimated payments by reference to market yields on high quality corporate bonds with a maturity equivalent to that estimated for the plan. The Company uses experts to carry out an annual valuation of the plans. The Company's payments to defined contribution plans are recognized as expenses in each period to which they relate.

As of December 31, 2025 and 2024, the Company updated the parameters for calculating the lump-sum retirement benefit plan to take recent changes into account. The salary increase rate, staff turnover and discount rate were all updated (see below for further details on assumptions used).

(in thousands of euros)	As of January 1, 2025	Increases	Decreases	Currency translation	As of December 31, 2025
Lump-sum retirement benefits	432	95	—	—	507
Total Non-current provisions	432	95	—	—	507

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Currency translation	As of December 31, 2024
Lump-sum retirement benefits	323	109	—	—	432
Total Non-current provisions	323	109	—	—	432

The assumptions used to measure lump-sum retirement benefits are as follows:

As of December 31,
Measurement date	2025	2024
Retirement assumptions	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64
Social security contribution rate	47%	47%
Discount rate	3.96%	3.56%
Mortality tables	Regulatory table INSEE 2018 - 2020	Regulatory table INSEE 2018 - 2020
Salary increase rate (including inflation)	Executive: 4% Non-Executive: 3.5%	Executive: 4% Non-Executive: 3.5%
Staff turnover	Constant average rate of 8.40%	Constant average rate of 8.40%
Duration	20 years	20 years
The rights granted to Company employees are defined in the Collective Agreement for the Pharmaceutical industry (manufacturing and sales of pharmaceutical products).
The staff turnover rate was determined using a historical average over the 2016-2023 period.
The sensitivity to the discount rate and to the salary growth is as follows:

Discount rate	3.71%	3.96%	4.21%
Defined Benefit Obligation as of December 31, 2025 (in thousands of euros)	529	507	487
The Company does not expect to pay a material amount of benefits for the five next years.
Commitments for retirement benefits

	As of December 31,
(in thousands of euros)	2025	2024
Provision as of beginning of period	432	323
Cost of services	80	65
Interests / discounting costs	15	11
Expense for the period	95	76
Gains related to experience	14	48
Losses related to change in financial assumptions	(33)	(16)
Actuarial gains or losses recognized in other comprehensive income	(19)	33
Provision as of end of period	507	432